J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.32

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	5046994	1 of 3	xx/xx/xxxx	Credit	Hazard Insurance Coverage is less than all Subject Lien(s)	Hazard Insurance Coverage Amount of xxxxxis less than Total Amount of Subject Lien(s) of xxxxx Hazard coverage amount of xxxxx is less than the note amount of xxxxx. Neither evidence of guaranteed replacement cost nor Replacement Cost Estimate was provided.	Please see attached updated EOI - 11/04/2025 Could you please advise if it will be acceptable for the insurance company to add in actual cash value to the policy which will be sufficient amount of coverage on the policy or does the policy must have restoration costs? - 10/28/2025	Hazard Insurance Coverage Amount of $xxxxx is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - 11/07/2025
Please see attached updated EOI - 11/04/2025
No documentation was provided to support sufficient coverage per guideline requirements. Please provide evidence of sufficient insurance coverage per guideline requirements.  - 10/31/2025
Could you please advise if it will be acceptable for the insurance company to add in actual cash value to the policy which will be sufficient amount of coverage on the policy or does the policy must have restoration costs?  - 10/28/2025
																					2025-11-07 19:17	Resolved	1	1	1	1
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	5047365	2 of 3	xx/xx/xxxx	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-08-04 19:25	Cleared	1	1	1	1
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	5047371	3 of 3	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-08-04 19:25	Cleared	1	1	1	1
xxxxx	304887756	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	TX	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	6338531	1 of 4	xx/xx/xxxx	Compliance	The Deed of Trust is Incomplete	The Deed of Trust is incomplete. Unable to locate page 23 of 23 of the Deed of Trust		DOT all pages - 12/03/2025	Received complete DOT - 12/04/2025 DOT all pages - 12/03/2025		2025-12-04 16:44	Resolved	4	1	4	1
xxxxx	304887756	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	TX	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	6339416	2 of 4	xx/xx/xxxx	Credit	Missing Flood Insurance Policy	Unable to locate the Flood Insurance policy in the loan file.		flood - 12/03/2025	Flood Ins provided. Condition resolved. - 12/05/2025 flood - 12/03/2025		2025-12-05 16:30	Resolved	3	1	4	1
xxxxx	304887756	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	TX	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	6339423	3 of 4	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-11-21 14:51	Cleared	1	1	4	1
xxxxx	304887756	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	TX	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	6345693	4 of 4	xx/xx/xxxx	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-11-21 19:05	Cleared	1	1	4	1